                                                     [SHIP LOGO VANGUARD /(R)/]





February 28, 2007



U.S. Securities & Exchange Commission                   via electronic filing
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD EXPLORER FUND
     FILE NO.   2-27203
----------------------------------------------------------------


Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,



Nathan M. Will
Associate Counsel

The Vanguard Group, Inc.



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission